Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Supplemental Calls - maximum percent	40.00%
Supplemental Calls - minimum percent	0.00%
Supplemental P&I Calls Maximum Amount	$ 1,000
Insurance coverage for pollution,amount	$ 1,000,000